Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Goodwill
Beginning balance		¥ 609,511	¥ 104,035
Additions		1,472,449	505,476
Impairment		0	0	¥ 0
Exchange realignment		8,118
Closing balance	$ 292,143	¥ 2,090,078	¥ 609,511	¥ 104,035